Stock-Based Compensation (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2020	Nov. 30, 2019	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Feb. 28, 2021	Feb. 01, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award aggregate number of stock options cumulatively exercised earlier					0		0	0
Stock-based compensation					$ 4,945,000	$ 9,420,000	$ 11,468,000	$ 2,645,000
Sponsor Member | Two Thousand And Fifteen Stockholder Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt instrument face value									$ 478,000
Number of shares collateralized as part of loan agreement									1,103,077
Related party transaction rate of interest									1.59%
Sponsor Member | Two Thousand And Fifteen Stockholder Notes [Member] | Call Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment for call option									$ 22,000,000
Option indexed to issuers equity settlement alternative shares at fair value									310,212
Value per share payment made									$ 1.54
Value per share additional payable									$ 0.002
Two Co Founders And Board Members Of The Company [Member] | Two Thousand And Eighteen Stockholder Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt instrument face value				$ 7,315,000
Number of shares collateralized as part of loan agreement				4,969,017
Related party transaction rate of interest				2.86%
Debt instrument maturity date				Sep. 14, 2025
Exercise option beginning date				Sep. 14, 2021
Exercise option end date				Sep. 14, 2025
Two Co Founders And Board Members Of The Company [Member] | Two Thousand And Eighteen Stockholder Notes [Member] | Call Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment for call option				$ 685,000,000
Option indexed to issuers equity settlement alternative shares at fair value				1,205,383
Value per share payment made				$ 6.07
Value per share additional payable				$ 0.02
Founder And Board Member Of The Company [Member] | Two Thousand And Nineteen Stockholder Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt instrument face value			$ 5,590,000
Number of shares collateralized as part of loan agreement			2,432,199
Related party transaction rate of interest			1.59%
Debt instrument maturity date			Nov. 18, 2026
Exercise option beginning date			Nov. 18, 2021
Exercise option end date			Nov. 18, 2026
Founder And Board Member Of The Company [Member] | Two Thousand And Nineteen Stockholder Note [Member] | Call Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment for call option			$ 410,000,000
Option indexed to issuers equity settlement alternative shares at fair value			631,579
Value per share payment made			$ 8.85
Value per share additional payable			$ 0.01
Non Qualified Stock Options [Member] | Shareholder [Member] | Promissory Note Agreements With Two Shareholders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award options exercisable										10,446,645	10,446,654
Debt instrument face value										$ 21,261,000
Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation							9,656,000,000	1,737,000,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation							$ 1,812,000,000	$ 908,000,000
2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares available for issuance							14,684,597
Common stock shares reserved for future issuance								14,684,597
2010 Plan [Member] | Incentive Stock Option [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award expiry period	10 years
Share based compensation by share based award vesting period	5 years
Share based compensation by share based award exercise price as a percentage of purchase price of common stock	100.00%
2010 Plan [Member] | Non Qualified Stock Options [Member] | Employees And Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award expiry period	10 years
Share based compensation by share based award vesting period	5 years
Share based compensation by share based award exercise price as a percentage of purchase price of common stock	100.00%
2010 Plan [Member] | Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award fair value assumptions expected dividend rate							0.00%	0.00%
2010 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award vesting period							3 years
Management Alignment Plan [Member] | Participating Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized		1,200
Eligible value as a percentage of each transaction		6.00%
Maximum eligible bonus payable		$ 15,000,000,000